Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Segment Information [Abstract]
Assets		$ 552,437,023	$ 462,913,442
Cash and cash equivalents		104,387,715	37,173,736	$ 40,032,095
Prepaid expenses and other assets		4,193,734	2,591,150
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Assets		341,043,197	314,407,704
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets		112,085,251	104,953,507
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		18,273,202	19,093,379
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	80,625,763	23,950,795
Prepaid expenses and other assets	[1]	$ 409,610	$ 508,057

[1]	Refers to assets of other entities (Castor Maritime Inc. and Castor Maritime SCR Corp.) included in the unaudited interim condensed consolidated financial statements.